NON-CONTROLLING INTERESTS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2022 USD ($)
Noncontrolling Interests
Non-controlling interests in net assets of subsidiaries	Rp 19,851		Rp 23,541		$ 1,275
Non-controlling interests	7,038	$ 452	9,195	Rp 8,469
Total non-controlling interest in subsidiaries
Noncontrolling Interests
Non-controlling interests in net assets of subsidiaries	19,851		23,541
Non-controlling interests	6,984		9,222	8,838
Telkomsel
Noncontrolling Interests
Non-controlling interests in net assets of subsidiaries	10,450		13,663
Non-controlling interests	6,476		9,183	8,849
Mitratel
Noncontrolling Interests
Non-controlling interests in net assets of subsidiaries	9,031		9,455
Non-controlling interests	504		79
Other interests
Noncontrolling Interests
Non-controlling interests in net assets of subsidiaries	370		423
Non-controlling interests	Rp 4		Rp (40)	Rp (11)